Commitments and Contingencies (Marketing Analysts, LLC and Affiliate)	3 Months Ended	12 Months Ended
	Mar. 31, 2018	Dec. 31, 2017
Commitments and Contingencies

NOTE 10 – Commitments and Contingencies

Concentrations of Credit Risk and Allowance for Doubtful Collection. While the Company occasionally receives significant advance payments for future services, its receivables are generally uncollateralized. Further, a significant portion of the Company’s revenues and accounts receivable are associated with relatively few customers. For example:

For the year ended	2017	2016
Customers that account for at least 5% of annual revenues	4	4
Percentage of revenues accounted for by such customers	80%	86%
Range of annual revenues associated with such customers	9-36%	8-36%

As of December 31,
Customers accounting for at least 5% of accounts receivables	4	4
Total accounts receivable from these customers	94%	86%
Range of total accounts receivable from these customers	11-49%	5-29%

The Company manages credit risk concentrations by evaluating the customer’s credit worthiness before extending credit, and monitors collections thereafter. Since customer credit is generally extended on a short-term basis (net due in 30 to 60 days), receivables do not bear interest. Accounts receivable are carried, net of an appropriate allowance, at their estimated collectible value. Accounts receivable are regularly evaluated for collectability, and the allowance for doubtful accounts is adjusted quarterly when appropriate based primarily on customers’ past credit history and known and estimated current financial condition, and the relative strength of the Company’s relationship with the customer. Accounts with invoices outstanding over 90 days are considered delinquent; however, customary collection efforts are initiated as an invoice approaches 45 days past due. At the time that all reasonable collection efforts are exhausted and the likelihood of collecting the outstanding balance is remote, account balances are written-off. However, write-offs have not been significant. The maximum losses the Company would incur if a customer failed to pay amounts owed would be limited to the recorded amount due net of any allowances provided.

Other Credit Risk Concentration. The Company maintains all of its cash accounts at one financial institution and, at times, balances may exceed federally insured limits. However, the extent of loss, if any, if the financial institution were to fail is not subject to estimation.

Litigation. The Company is subject to lawsuits and claims that arise in the normal course of business. While any litigation has an element of uncertainty, management believes that the final outcome of these matters will not have a material adverse effect upon the Company’s future financial position, results of operations, and cash flows.

Headwaters MB- Headwaters filed suit against Precision Opinion for non-payment of transaction fees in 2016. Precision counter-sued stating that the non-payment referenced by Headwaters was for billings that were not founded in any implied, verbal, or written contract. Such matter was settled on April 10, 2018 (Note 8).

Universal - In July 2016, the Company acquired a division of Universal and entered into a 90-day transition services agreement whereby the Company engaged Universal to provide certain transition services. The Company disputed certain billings and refused to pay the disputed amounts pending investigation. Universal filed suit for collection. The Company filed a counter claim stating the subject of non-payment related to erroneous over-billings. The matter was settled in September 2017 for approximately $501,000, which approximated the Company’s recorded liability.

Operating Lease Obligations. The Company has an operating lease for office space with an unrelated party which requires monthly payments ranging from approximately $30,000 to $35,000 through its expiration in December 2019. The lease also provides for the reimbursement of certain property expenses by the Company. Rent expense associated with the office lease is recognized on a straight-line basis and totaled approximately $353,852 and 423,365 during 2017 and 2016, respectively.

During 2016, the Company entered into an operating lease for certain transportation equipment with a related entity under common ownership. The lease requires monthly payments of approximately $1,000 through its expiration in July 2019. Rent expense for the related party lease was approximately $12,000 for 2017 and approximately $5,000 for 2016.

Future minimum lease payments, not including reimbursement of property expenses, are as follows:

2018	$434,445
2019	$434,445

Marketing Analysts, LLC and Affiliate [Member]
Commitments and Contingencies

NOTE 4 – Commitments and Contingencies

Payments to Previous Stockholder. The Company has an agreement in place with a former stockholder of the Company. As part of his separation agreement from the Company, which was entered into during 2012, he is entitled to 15% of the adjusted net income of the Company for each of the seven fiscal years beginning on January 1, 2013 through December 31, 2019, payable by April 15th of the following year. The expense associated with this fee is recognized in the year it is incurred. For the quarter ended March 31, 2018, no expense was incurred, and was estimated to be approximately $77,000 for the quarter ended March 31, 2017.

NOTE 7 – Commitments and Contingencies

Concentrations of Credit Risk and Allowance for Doubtful Collection. While the Company occasionally receives significant advance payments for future services, its receivables are generally uncollateralized. Further, a significant portion of the Company’s revenues and accounts receivable are associated with relatively few customers. For example:

For the year ended	2017	2016
Customers that account for at least 5% of annual revenues	5	6
Percentage of revenues accounted for by such customers	45%	41%
Range of annual revenues associated with such customers	6-13%	5-9%

As of December 31,
Customers accounting for at least 5% of accounts receivables	7	8
Total accounts receivable from these customers	86%	74%
Range of total accounts receivable from these customers	5-25%	6-22%

The Company manages credit risk concentrations by evaluating the customer’s credit worthiness before extending credit, and monitors collections thereafter. Since customer credit is generally extended on a short-term basis (net due in 30 days), receivables do not bear interest. Accounts receivable are carried, net of an appropriate allowance, at their estimated collectible value. Accounts receivable are regularly evaluated for collectability, and the allowance for doubtful accounts is adjusted quarterly when appropriate based primarily on customers’ past credit history and known and estimated current financial condition, and the relative strength of the Company’s relationship with the customer. Accounts with invoices outstanding over 60 days are considered delinquent; however, customary collection efforts are initiated as an invoice approaches 30 days past due. At the time that all reasonable collection efforts are exhausted and the likelihood of collecting the outstanding balance is remote, account balances are written-off. However, write-offs have not been significant. The maximum losses the Company would incur if a customer failed to pay amounts owed would be limited to the recorded amount due net of any allowances provided.

Other Credit Risk Concentration. The Company maintains all of its cash accounts at two financial institutions and, at times, balances may exceed federally insured limits. However, the extent of loss, if any, if the financial institution were to fail is not subject to estimation.

Litigation. The Company is subject to lawsuits and claims that arise in the normal course of business. While any litigation has an element of uncertainty, management believes that the final outcome of any such matters will not have a material adverse effect upon the Company’s future financial position, results of operations, and cash flows.

Payments to Previous Stockholder. The Company has an agreement in place with a former stockholder of the Company. As part of his separation agreement from the Company, which was entered into during 2012, he is entitled to 15% of the adjusted net income of the Company for each of the seven fiscal years beginning on January 1, 2013 through December 31, 2019, payable by April 15th of the following year. The expense associated with this fee is recognized in the year it is incurred and totaled approximately $79,000 for each of the years ended 2017 and 2016.

Operating Lease Obligations. The Company has an operating lease for office space with an unrelated party which requires monthly payments ranging from approximately $3,200 to $3,700 through its expiration in October 2020. Rent expense associated with the office lease is recognized on a straight-line basis and totaled approximately $41,726 and $38,532 during 2017 and 2016, respectively.

During 2015, the Company entered into an operating lease for certain office equipment with unrelated parties which require quarterly payments of $401 through its expiration in July 2019. Rent expense for this lease was approximately $1,600 for 2017 and 2016.

During 2017, the Company entered into an operating lease for certain office equipment with unrelated parties which require monthly payments of $179 through its expiration in October 2020. Rent expense for the related party lease was approximately $400 for 2017.

Future minimum lease payments are as follows:

2018	$44,915
2019	$45,749
2020	$34,355